Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 91.41%
Affiliated master portfolios: 31.01%
Allspring Disciplined International Developed Markets Portfolio		$7,644,626
Allspring Disciplined Large Cap Portfolio		28,172,659
Allspring Real Return Portfolio		23,493,848
Allspring Small Company Value Portfolio		1,168,915
		60,480,048
Alternative investment funds: 3.60%
Allspring Alternative Risk Premia Fund Class R6♠	869,090	7,013,555
Bond funds: 5.03%
Allspring High Yield Bond Fund Institutional Class♠	3,216,775	9,811,164
Exchange-traded funds: 42.22%
Allspring Broad Market Core Bond ETF♠	537,095	13,349,496
Allspring Core Plus ETF♠	386,841	9,597,525
Allspring Income Plus ETF♠	840,055	21,089,581
Allspring Special Large Value ETF♠	149,356	3,937,024
iShares Core MSCI EAFE ETF	115,194	9,430,933
iShares Core MSCI Emerging Markets ETF	96,391	5,815,269
iShares Core S&P 500 ETF	19,083	12,115,797
iShares Core U.S. Aggregate Bond ETF	71,152	7,017,010
		82,352,635
Multi-asset funds: 4.75%
Allspring Diversified Income Builder Fund Class R6♠	1,509,770	9,269,991
Stock funds: 4.80%
Allspring Disciplined Small Cap Fund Class R6♠	146,841	2,011,716
Allspring Emerging Growth Fund Class R6♠†	101,212	1,196,324
Allspring Emerging Markets Equity Fund Class R6♠	63,983	1,977,064
Allspring Large Cap Growth Fund Class R6♠†	41,141	2,093,242
Allspring Premier Large Company Growth Fund Class R6♠†	137,493	2,080,263
		9,358,609
Total investment companies (Cost $160,006,628)		178,286,002

		Yield
Short-term investments: 7.15%
Investment companies: 7.15%
Allspring Government Money Market Fund Select Class♠∞		4.24%	13,949,715	13,949,715
Total short-term investments (Cost $13,949,715)				13,949,715
Total investments in securities (Cost $173,956,343)	98.56%			192,235,717
Other assets and liabilities, net	1.44			2,818,517
Total net assets	100.00%			$195,054,234

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Spectrum Conservative Growth Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$6,979,744	$16,968	$(35,363)	$(4,720)	$56,926	$7,013,555
Allspring Broad Market Core Bond ETF	13,346,440	160,042	(101,335)	(228)	(55,423)	13,349,496
Allspring Core Plus ETF	9,584,698	92,603	(79,993)	(47)	264	9,597,525
Allspring Disciplined Small Cap Fund Class R6	1,924,881	502	(193,322)	10,669	268,986	2,011,716
Allspring Diversified Income Builder Fund Class R6	9,081,454	142,597	(377,427)	5,747	417,620	9,269,991
Allspring Emerging Growth Fund Class R6†	1,152,559	91,921	(111,893)	(45)	63,782	1,196,324
Allspring Emerging Markets Equity Fund Class R6	1,558,920	390,473	(156,111)	45,344	138,438	1,977,064
Allspring High Yield Bond Fund Institutional Class	13,480,179	238,664	(4,219,065)	86,514	224,872	9,811,164
Allspring Income Plus ETF	22,088,509	23,920	(1,238,683)	8,767	207,068	21,089,581
Allspring Large Cap Growth Fund Class R6†	1,941,945	8	(244,227)	14,934	380,582	2,093,242
Allspring Premier Large Company Growth Fund Class R6†	1,937,854	20	(291,577)	19,322	414,644	2,080,263
Allspring Special Large Value ETF	0	3,933,380	0	0	3,644	3,937,024
Short-term investments
Allspring Government Money Market Fund Select Class	400,000	21,736,278	(8,186,563)	0	0	13,949,715
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	2,323,249	0	(2,501,187)	330,043	(152,105)	0
				$516,300	$1,969,298	$97,376,660

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	869,090	$0	$0
Allspring Broad Market Core Bond ETF	537,095	161,513	0
Allspring Core Plus ETF	386,841	111,606	0
Allspring Disciplined Small Cap Fund Class R6	146,841	0	0
Allspring Diversified Income Builder Fund Class R6	1,509,770	142,597	0
Allspring Emerging Growth Fund Class R6†	101,212	0	91,893
Allspring Emerging Markets Equity Fund Class R6	63,983	0	0
Allspring High Yield Bond Fund Institutional Class	3,216,775	235,560	0
Allspring Income Plus ETF	840,055	256,805	0
Allspring Large Cap Growth Fund Class R6†	41,141	0	0
Allspring Premier Large Company Growth Fund Class R6†	137,493	0	0
Allspring Special Large Value ETF	149,356	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	13,949,715	67,681	0
Affiliated securities no longer held at end of period
Allspring Special Large Cap Value Fund Class R6	0	0	0
		$975,762	$91,893

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Spectrum Conservative Growth Fund

Portfolio of investments—July 31, 2025 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.36%	0.00%	$(24,974)	$484,068	$135,196	$0	$3,591	$0
Allspring Disciplined International Developed Markets Portfolio	2.34	2.94	30,674	182,259	211	50,712	1,103	7,644,626
Allspring Disciplined Large Cap Portfolio	6.30	8.75	416,343	1,914,465	976	63,292	4,353	28,172,659
Allspring Real Return Portfolio	8.12	7.74	(174,558)	570,575	102,618	30,760	57,428	23,493,848
Allspring Small Company Value Portfolio	0.19	0.18	33,763	57,121	2	4,829	115	1,168,915
			$281,248	$3,208,488	$239,003	$149,593	$66,590	$60,480,048
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Hang Seng Index	38	8-28-2025	$6,181,759	$5,989,478	$0	$(192,281)
IFSC NIFTY 50 Index	116	8-28-2025	5,757,552	5,762,068	4,516	0
10-Year Euro BUND Index	131	9-8-2025	19,550,982	19,389,778	0	(161,204)
Japanese Yen Futures	46	9-15-2025	4,022,769	3,832,950	0	(189,819)
Swiss Franc Futures	19	9-15-2025	3,022,543	2,939,656	0	(82,887)
10-Year U.S. Treasury Notes	19	9-19-2025	2,128,036	2,110,188	0	(17,848)
E-Mini NASDAQ 100 Index	13	9-19-2025	5,837,528	6,074,900	237,372	0
E-Mini S&P 500 Index	27	9-19-2025	8,544,969	8,605,238	60,269	0
Euro STOXX 50 Index	96	9-19-2025	5,844,232	5,850,245	6,013	0
MSCI Emerging Markets Index	100	9-19-2025	6,071,641	6,191,500	119,859	0
U.S. Long Term Bond	9	9-19-2025	1,036,139	1,027,688	0	(8,451)
Ultra Long Term U.S. Treasury Bond	8	9-19-2025	949,022	938,500	0	(10,522)
5-Year U.S. Treasury Notes	29	9-30-2025	3,160,794	3,136,984	0	(23,810)
Short
30-Year Euro BUXL Futures	(63)	9-8-2025	(8,650,422)	(8,439,102)	211,320	0
Euro Futures	(34)	9-15-2025	(4,892,901)	(4,870,713)	22,188	0
					$661,537	$(686,822)
See accompanying notes to portfolio of investments
Spectrum Conservative Growth Fund | 3

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Conservative Growth Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$117,805,954	$0	$0	$117,805,954
Short-term investments
Investment companies	13,949,715	0	0	13,949,715
Investments measured at net asset value*				60,480,048
	131,755,669	0	0	192,235,717
Futures contracts	661,537	0	0	661,537
Total assets	$132,417,206	$0	$0	$192,897,254
Liabilities
Futures contracts	$686,822	$0	$0	$686,822
Total liabilities	$686,822	$0	$0	$686,822

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $60,480,048 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of July 31, 2025, $3,541,808 was segregated as cash collateral for these open futures contracts.
At July 31, 2025, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Spectrum Conservative Growth Fund | 5